Financial risk management - Summary of hedging reserve (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Financial risk management
Cash flow hedge reserve	£ (3,420)	£ (1,882)	£ 1,521
Cost of hedging reserve	(122)	882	(1,546)
Total hedging reserve	£ (3,542)	£ (1,000)	£ (25)